Income (Loss) per Share - Summary of Outstanding Securities not Included in Computation of Diluted Net Income (Loss) Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Options, RSUs, DSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of outstanding securities not included in computation of diluted net income (loss) per share	523,752	435,335	587,881	435,335
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of outstanding securities not included in computation of diluted net income (loss) per share	11,236,554	673,784	11,236,554	673,784